PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

4. PROPERTY & EQUIPMENT

Property and equipment consist of the following as of December 31, 2013 and 2012:

	2013	2012

Computer	$32,035	$32,035
Furniture	54,016	54,016
	86,051	86,051
Less depreciation	(48,040)	(26,559)

	$38,011	$59,492